Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments
Summary of the share option changes during the period presented and the total number of share options outstanding

		Weighted
		average
		exercise
	Number	price
	of options	C$

Balance - January 1, 2020	1,109,943	10.51
Granted	687,255	18.46
Exercised	(235,123)	10.42
Forfeited/expired	(39,713)	12.80
Balance - December 31, 2020	1,522,362	14.05
Granted	698,035	22.21
Exercised	(79,208)	9.72
Forfeited/expired	(48,593)	15.46
Balance - December 31, 2021	2,092,596	16.90

Summary of estimated the fair value of the share options granted

	November 15,			December 30,
	2021			2021
Exercise price	C$	14.96		C$	14.90
Expected volatility		84%			84%
Expected life of options		6	years		6	years
Risk-free interest rate		1.54%			1.69%
Dividend yield		—			—
Number of share options issued		24,500			105,071

	March 11,			May 21,			June 17,
	2021			2021			2021
Exercise price	C$	28.16		C$	22.08		C$	23.14
Expected volatility		84%			85%			85%
Expected life of options		6	years		6	years		6	years
Risk-free interest rate		1.09%			1.34%			1.25%
Dividend yield		—			—			—
Number of share options issued		12,000			555,464			1,000

	November 16,			December 15,			December 22,
	2020			2020			2020

Exercise price	C$	24.31		C$	23.02		C$	25.01
Expected volatility		85%			85%			85%
Expected life of options		6	years		6	years		6	years
Risk-free interest rate		0.46%			0.45%			0.48%
Dividend yield		—			—			—
Number of share options issued		84,900			10,000			11,500

	March 12,			May 20,			June 8,			August 17,
	2020			2020			2020			2020

Exercise price	C$	15.15		C$	17.44		C$	16.87		C$	20.39
Expected volatility		82%			84%			84%			83%
Expected life of options		6	years		6	years		6	years		6	years
Risk-free interest rate		0.60%			0.46%			0.58%			0.48%
Dividend yield		—			—			—			—
Number of share options issued		16,550			481,405			80,000			2,900

Summary of the share options outstanding

The following table summarizes information about the share options outstanding as at December 31, 2021:

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual	options
C$	outstanding	life (years)	exercisable

2.01 – 4.00	6,300	0.78	6,300
8.01 – 10.00	452,310	6.47	274,745
10.01 – 12.00	137,890	6.42	106,903
12.01 – 14.00	8,300	4.61	8,300
14.01 – 16.00	289,827	7.28	152,353
16.01 – 18.00	533,155	8.42	209,363
20.01 – 22.00	1,400	8.63	464
22.01 – 24.00	561,514	9.27	2,500
24.01 – 26.00	90,900	8.93	24,485
28.01 – 30.00	11,000	9.20	—
	2,092,596	7.95	785,413

Summary of the RSUs changes during the period

		Weighted
		average
		remaining
	Number of	contractual
	RSUs	life (years)

Balance - January 1, 2020	—	—
Granted	8,917	3.00
Forfeited	(200)	2.65
Balance - December 31, 2020	8,717	2.39
Granted	241,500	3.00
Vested	(2,900)	—
Forfeited	(15,000)	2.39
Balance - December 31, 2021	232,317	2.45